Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, authorized	10,000,000	10,000,000
Ordinary shares, issued	7,618,676	7,574,176
Ordinary shares, outstanding	7,351,317	7,559,205
Ordinary shares, treasury shares	267,359	14,971